RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of net earnings loss from related party companies
A summary of net amounts incurred from related parties for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	257	219	218

Schedule of related party receivables	Amounts due from related parties at December 31 are as follows:

(in thousands of $)	2013	2012
SeaTeam Singapore Pte. Limited	1,041	86
ITCL	1,429	217
	2,470	303